Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2022
Other Balance Sheet Components
Schedule of inventory	Inventory consists of the following (in thousands):

	As of December 31,
	2022	2021
Raw materials	$2,127	$158
Work in progress	451	721
Total inventory	$2,578	$879

Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of December 31,
	2022	2021
Prepaid expense	$401	$650
Other current assets	343	242
Total prepaid expenses and other current assets	$744	$892

Schedule of property and equipment, net

Property and equipment, net consists of the following (in thousands):

	As of December 31,
	2022	2021
Manufacturing equipment	$9,743	$9,732
Leasehold improvements	3,993	4,811
Computer equipment	453	489
Office furniture and fixtures	462	462
Software	248	248
Total property and equipment	14,899	15,742
Less accumulated depreciation	(8,385)	(6,851)
Total property and equipment, net	$6,514	$8,891

Schedule of other noncurrent assets

Other noncurrent assets consist of the following (in thousands):

	As of December 31,
	2022	2021
Deferred transaction costs(1)	$—	$1,926
Advance rent and prepaids	83	749
Deposits	—	250
Total other noncurrent assets	$83	$2,925
(1)	Deferred transaction costs were expensed at the consummation of the merger transaction.

Schedule of accrued liabilities

Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2022	2021
Accrued legal fees(1)	$4,053	$1,562
Accrued professional fees(1)	2,446	1,398
Accrued sales and business taxes	221	241
Accrued cost of revenue	176	236
Warranty liability	49	54
Other accrued liabilities	264	480
Total accrued expenses	$7,209	$3,971
(1)	These accrued legal and professional fees primarily relate to the merger transaction, as discussed in Note 1 – Organization.

Schedule of accrued compensation and related benefits

Accrued compensation and related benefits consist of the following (in thousands):

	As of December 31,
	2022	2021
Accrued payroll	$380	$41
Accrued vacation	244	—
Accrued commissions	39	121
Accrued bonus	—	647
Accrued payroll taxes	26	356
Other accrued benefits	—	84
Total accrued compensation and related benefit	$689	$1,249